Average Annual Total Returns - Small Cap Value Portfolio	Small Cap Value Portfolio 1 Yr	Small Cap Value Portfolio 5 Yr	Small Cap Value Portfolio 10 Yr	Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Small Cap Value Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Small Cap Value Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Small Cap Value Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	9.29%	12.16%	9.78%	4.63%	9.65%	8.66%	3.46%	8.72%	8.17%